Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of domestic and foreign components of income (loss) before provision for income taxes

The domestic and foreign components of income (loss) before provision for income taxes were as follows for the years ended December 31:

(in thousands)	2023	2022
Domestic	$(19,910)	$(30,559)
Foreign	(2,018)	4,268
Loss before provision for income taxes	$(21,928)	$(26,291)

Schedule of provision for income taxes

The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

(in thousands)	2023	2022
Current
Federal	$215	$128
State	1	1
Foreign	325	(8)
Total current	541	121

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Total provision for income taxes	$541	$121

Schedule of reconciliation of federal statutory income tax to provision for income taxes

(in thousands)	2023	2022
Expected benefit at statutory federal rate	$(4,941)	$(6,717)
State tax — net of federal benefit	72	100
Research and development credits	—	(564)
Foreign income/losses taxed at different rates	14	15
Unrecognized tax benefits	276	126
Stock-based compensation	8	3
Interest expense	333	233
Remeasurements of net defined benefit liabilities	5	—
Exchange rate difference	287	551
Change in tax rate	(242)	(92)
True-up deferred taxes	1,382	3,254
True-up payable	75	—
Accumulated deficit	67	10
Change in valuation allowance	3,182	3,246
Other	23	(44)
Total provision for income taxes	$541	$121

Schedule of significant components of deferred tax assets and liabilities

(in thousands)	2023	2022
Deferred tax assets
Net operating loss carryforwards	$79,078	$78,583
Capitalized costs	5,409	3,095
Accruals and reserves	4,610	4,830
Inventory reserves	267	402
Stock compensation	382	368
Loss on unrealized currency translation	166	160
Research and development credits	2,490	2,490
Financial guarantee liabilities	5,410	5,320
Lease liability	197	4
Provision for credit losses	368	119
Gross deferred tax assets	98,377	95,371
Valuation allowance	(97,628)	(94,446)
Net deferred tax assets	749	925
Deferred tax liabilities
Revaluation of convertible promissory notes	(448)	(742)
Contract assets	(3)	(8)
ROU assets	(298)	(175)
Gross deferred tax liabilities	(749)	(925)
Net deferred income tax	$—	$—

Schedule of reconciliation of the unrecognized tax benefits ("UTBs")

A reconciliation of the unrecognized tax benefits (“UTBs”) as of December 31, 2023 and 2022 is as follows:

(in thousands)	2023	2022
Beginning gross UTBs	$3,203	$3,106
Additions for tax positions taken in a prior year	—	(35)
Additions for tax provision taken in the current year	319	1,093
Adjustments for tax positions for changes in currency translation	95	(223)
Reductions for tax positions taken in the prior year	1,051	(270)
Reductions for tax positions taken in the prior year due to statutes lapsing	(1,585)	(468)
Ending gross UTBs	3,083	3,203
UTBs offset by deferred tax assets and/or valuation allowance	(1,419)	(1,714)
Net UTBs	$1,664	$1,489